Fair Value Measurements	12 Months Ended
May 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

17. FAIR VALUE MEASUREMENTS

We determine the fair market values of our derivative contracts and certain other assets based on the fair value hierarchy described below, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels within its hierarchy that may be used to measure fair value.

Level 1: Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Values based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3: Values generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Assets and Liabilities Measured at Fair Value

The following table presents assets and liabilities included in our Consolidated Balance Sheets that are recognized at fair value on a recurring basis, and indicates the fair value hierarchy utilized to determine such fair value. The assets and liabilities are classified in their entirety based on the lowest level of input that is a significant component of the fair value measurement. The lowest level of input is considered Level 3. Mosaic's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the classification of fair value assets and liabilities within the fair value hierarchy levels.

(in millions)	May 31, 2011
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency derivatives	$19.1	$0.3	$18.8	$-
Commodity derivatives	1.5	-	1.5	-
Freight derivatives	3.5	-	-	3.5
Total assets at fair value	$24.1	$0.3	$20.3	$3.5
Liabilities
Foreign currency derivatives	$4.3	$1.4	$2.9	$-
Commodity derivatives	6.6	-	6.6	-
Freight derivatives	0.9	-	-	0.9
Total liabilities at fair value	$11.8	$1.4	$9.5	$0.9

Following is a summary of the valuation techniques for assets and liabilities recorded in our Consolidated Balance Sheets at fair value on a recurring basis:

Foreign Currency Derivatives—The foreign currency derivative instruments that we currently use are forward contracts, zero-cost collars, and futures, which typically expire within one year. Valuations are based on exchange-quoted prices, which are classified as Level 1. Some of the valuations are adjusted by a forward yield curve or interest rates. In such cases, these derivative contracts are classified within Level 2. Changes in the fair market values of these contracts are recognized in the Consolidated Financial Statements as a component of cost of goods sold or foreign currency transaction (gain) loss.

Commodity Derivatives—The commodity contracts primarily relate to natural gas. The commodity derivative instruments that we currently use are forward purchase contracts, swaps, and three-way collars. The natural gas contracts settle using NYMEX futures or AECO price indexes, which represent fair value at any given time. The contracts' maturities are for future months and settlements are scheduled to coincide with anticipated gas purchases during those future periods. Quoted market prices from NYMEX and AECO are used to determine the fair value of these instruments. These market prices are adjusted by a forward yield curve and are classified within Level 2. Changes in the fair market values of these contracts are recognized in the Consolidated Financial Statements as a component of cost of goods sold.

Freight Derivatives—The freight derivatives that we currently use are forward freight agreements. We estimate fair market values based on exchange-quoted prices, adjusted for differences in local markets. These differences are generally valued using inputs from broker quotations. Therefore, these contracts are classified in Level 2. Certain ocean freight derivatives are traded in less active markets with less availability of pricing information and require internally-developed inputs that might not be observable in or corroborated by the market. These contracts are classified within Level 3. Changes in the fair market values of these contracts are recognized in the Consolidated Financial Statements as a component of cost of goods sold.

Financial Instruments

The carrying amounts and estimated fair values of our financial instruments are as follows:

	May 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value
Cash and cash equivalents	$3,906.4	$3,906.4	$2,523.0	$2,523.0
Accounts receivable	926.0	926.0	614.8	614.8
Accounts payable trade	941.1	941.1	566.7	566.7
Short-term debt	23.6	23.6	83.1	83.1
Long-term debt, including current portion	809.3	881.5	1,260.8	1,352.7

For cash and cash equivalents, accounts receivable, accounts payable and short-term debt, the carrying amount approximates fair value because of the short-term maturity of those instruments. The fair value of long-term debt is estimated using a present value method based on current interest rates for similar instruments with equivalent credit quality.